Fair Value Measurements - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurements
Transfer from level 1 to 2	$ 0	$ 0
Transfer from level 2 to 1	0	0
Transfer in and out of level 3	$ 0	$ 0